Investment Objectives and Goals - LORD ABBETT BOND DEBENTURE FUND INC	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.